Financial Instruments and Risk Management - Summary of Changes in Value of Options (Detail) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of financial liabilities [line items]
Variation in fair value	R$ 187
Put option - SAAG [member]
Disclosure of financial liabilities [line items]
Balance	196	R$ 148	R$ 29
Variation in fair value	121
Adjustment to fair value		48	119
Reversals	(5)
Balance	R$ 312	R$ 196	R$ 148